Environmental Liabilities - Schedule of Movements in Environmental Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	$ 122	$ 133
Interest accretion	1	1
Expenditures	(46)	(30)
Revaluation adjustment	16	18
Environmental liabilities - ending	93	122
Less: current portion	(25)	(34)
Environmental liabilities non current portion	68	88
PCB [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	68	76
Interest accretion	1	1
Expenditures	(40)	(24)
Revaluation adjustment	20	15
Environmental liabilities - ending	49	68
Less: current portion	(20)	(27)
Environmental liabilities non current portion	29	41
Land Assessment and Remediation [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	54	57
Interest accretion	0	0
Expenditures	(6)	(6)
Revaluation adjustment	(4)	3
Environmental liabilities - ending	44	54
Less: current portion	(5)	(7)
Environmental liabilities non current portion	$ 39	$ 47